Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021	May 03, 2021
Warrants
Payments for repurchase of warrants			$ 6,611
Change in fair value of financial instruments		$ (10,918)	$ 3,795	$ 29,471
ADR [Member]
Warrants
Class of warrant or right, number of securities called by warrants or rights						674,603
ADR [Member] | Warrants | Separate warrant repurchase agreements
Warrants
Price paid per share	$ 1.4
Shares outstanding	4,722,223
Class A ordinary shares
Warrants
Class of warrant or right, number of securities called by warrants or rights						10,119,045
Class A ordinary shares | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights					$ 1.05
Class A ordinary shares | Warrants | Separate warrant repurchase agreements
Warrants
Shares outstanding	70,833,345
Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights					16.38
Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, exercise price of warrants or rights					1.09
Tranche Two | ADR [Member] | Warrants
Warrants
Class of warrant or right, exercise price of warrants or rights					$ 15.75
Tranche Two | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights					674,603
Tranche Two | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights					10,119,045
Investor Warrants | Tranche One | Warrants | Separate warrant repurchase agreements
Warrants
Payments for repurchase of warrants	$ 6,600
Investor Warrants | Tranche One | ADR [Member] | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights					4,047,620
Investor Warrants | Tranche One | Class A ordinary shares | Warrants To Purchase Common Stock
Warrants
Class of warrant or right, number of securities called by warrants or rights					60,714,300